Stockholders' equity - Warrants - Narrative (Details) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Nov. 30, 2022	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants
Proceeds from exercise of warrants			$ 6,000	$ 1,000
Pre-Funded Warrants were exercised			722,644	1,316,692
Warrants term				2 years
November 2022 Series B
Warrants
Exercised warrants			1	1
Proceeds from exercise of warrants			$ 0	$ 0
Exercise Price		$ 0	$ 0	$ 0
Pre-Funded Warrants were exercised			16,176	16,176	16,176
November 2022 Series A and B
Warrants
Proceeds from exercise of warrants		$ 0
Exercise Price		$ 0
Series A warrant
Warrants
Number of warrants exchanged				76,918
Threshold period following the public announcement of receiving positive phase 1 multiple ascending dose data for expiry of warrants	60 days
Warrants to purchase shares of common stock				76,918
Warrants Exercise Price 33,000.00
Warrants
Warrants issued			13
Exercise Price			$ 33,000	$ 33,000
Pre-Funded Warrants were exercised				13	13
Warrants Exercise Price 9,900.00
Warrants
Warrants issued			1,395
Exercise Price			$ 9,900	$ 9,900
Pre-Funded Warrants were exercised				1,395	1,395
June 2024 Pre-Funded
Warrants
Exercise Price			$ 0.011	$ 0
Pre-Funded Warrants were exercised			130,000	130,000
June 2024 Series A
Warrants
Warrants issued			462,640
Exercise Price			$ 43.23	$ 43.23
Pre-Funded Warrants were exercised				462,640
Expire terms				12 months
Threshold period following the public announcement of receiving positive phase 1 multiple ascending dose data for expiry of warrants				60 days
June 2024 Series B
Warrants
Exercise Price			$ 43.23	$ 43.23
Pre-Funded Warrants were exercised			693,962	693,962
Expire terms			5 years	5 years
Threshold period following the public announcement of receiving positive phase 1 multiple ascending dose data for expiry of warrants			6 months	6 months